Financial Instruments - Disclosure of Accounts Receivables from Contract with Customers (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Accounts receivables from contracts with customers	R$ 57,841	R$ 44,486
Loss allowance	(166)	(170)
Non-current assets
Accounts receivables from contracts with customers	17,298	19,368
Receivables from contracts with customers	R$ 74,973	R$ 63,684